Investments (Details) - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment Plan Interest in Master Trust Fair Value	$ 65,386,702	$ 55,108,215
EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,524,000,622
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	65,386,702	55,108,215
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,868,792	2,141,486
Common Stock [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,868,792	2,141,486
Short-term funds [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	511,134	315,467
Common Collective Trusts [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,382,536,917
Common Collective Trusts [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	58,661,337	48,885,262
Stable Value Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	59,960,783
Stable Value Funds [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	3,345,439	3,766,000
Fair Value, Inputs, Level 1,2 and 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		65,771,449
Fair Value, Inputs, Level 1,2 and 3 [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	81,502,922	2,171,505,908
Fair Value, Inputs, Level 1,2 and 3 [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	3,379,926	2,456,953
Fair Value, Inputs, Level 1,2 and 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Fair Value, Inputs, Level 1,2 and 3 [Member] | Short-term funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,774,299	1,334,548
Fair Value, Inputs, Level 1,2 and 3 [Member] | Common Collective Trusts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		2,034,852,861
Fair Value, Inputs, Level 1,2 and 3 [Member] | Stable Value Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		70,881,598
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value
Fair Value, Inputs, Level 1 [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	81,502,922	65,771,449
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	79,728,623	64,436,901
Fair Value, Inputs, Level 1 [Member] | Short-term funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 1,774,299	$ 1,334,548